Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Based Compensation Expenses Included on Operations Statement
The following table presents all stock-based compensation as included on the combined consolidated statements of operations (in thousands):

	For the Year Ended December 31,
	2020	2019
Stock-based compensation expense:
Employee stock options	1,426	2,053
Employee and Non-employee RSUs	761	1,368

	$2,187	$3,421

Stock-based compensation expense in operating expenses:
Research and development	$261	$1,288
Selling, general and administrative	1,926	2,133

	$2,187	$3,421

Summarizes Stock Option Activity and Related Information Under Equity Incentive Plans
The following table summarizes stock option activity and related information under all equity incentive plans for the years ended December 31, 2020 and 2019:

	Number of Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2018	8,363,045	$6.54	$11,998	3.9
Options exercised	(1,993,688)	$2.06
Options forfeited	(41,341)	$7.64
Options expired	(247,533)	$1.60

Outstanding as of December 31, 2019	6,080,483	$8.24	$14,458	5.3
Options granted	400,000	$6.21
Options exercised	(1,272,273)	$1.89
Options forfeited	(211,926)	$2.23

Outstanding as of December 31, 2020	4,996,284	$9.96	$29,746	4.7

Vested and Exercisable as of December 31, 2020	4,345,497	$10.70	$24,333	4.1

Summary of Options Outstanding and Vested
The following table provides a summary of options outstanding and vested as of December 31, 2020:

Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Number Exercisable	Weighted- Average Remaining Contractual Life (in years)
$0.4213	512,036	3.9	512,036	3.9
$0.78	49,549	2.6	49,549	2.6
$1.7554	288,404	4.0	288,404	4.0
$1.9984	262,120	4.1	262,120	4.1
$2.18	1,842	5.5	1,842	5.5
$2.87	982	5.7	880	6.4
$3.07	600,000	7.7	349,998	7.7
$3.4-$3.98	1,163,543	3.0	1,163,543	3.0
$4.54	255,806	0.3	255,806	0.3
$6.21	400,000	9.4	—	—
$8.19	6,552	5.7	5,869	5.7
$25.00	1,455,450	4.6	1,455,450	4.6

	4,996,284	4.7	4,345,497	4.1

Weighted Average of Fair Value of Options Under Black-Scholes Option-Pricing Model
We may grant stock options to both employees and directors of the company and to employees of related parties that provide shared services to the company under our shared services agreement with NantWorks, as discussed in Note 9,
Related Party Agreements
. The fair value of each stock option issued was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	For the Year Ended December 31,
	2020	2019
Expected term (in years)	5.5	N/A
Risk-free interest rate	0.4%	N/A
Expected volatility	96.8%	N/A
Dividend yield	0.0%	N/A
Weighted-average grant date fair value	$4.64	N/A

Restricted Stock Units (RSUs) Activity
The following table summarizes the restricted stock units, or RSUs, activity under the 2015 Plan:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance as of December 31, 2018	875,589	$6.70
Granted	749,793	$1.12
Vested	(401,193)	$8.82
Forfeited/canceled	(83,225)	$7.29

Unvested balance as of December 31, 2019	1,140,964	$2.24
Granted	33,500	$6.43
Vested	(649,872)	$2.05
Forfeited/canceled	(57,750)	$4.47

Unvested balance as of December 31, 2020	466,842	$2.52

Summary of Warrant Activity
The following table summarizes our warrant activity:

Outstanding as of December 31, 2018	21,302,049
Warrants exercised	(19,664,049)

Outstanding as of December 31, 2019	1,638,000
Warrants exercised	—

Outstanding as of December 31, 2020	1,638,000